Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans

The Consolidated Balance Sheets reflect a net liability for the funded status of our domestic and foreign defined benefit pension plans as of all periods presented. Our U.S. plans (comprised primarily of three significant plans) represent approximately 84% of our pension benefit obligation in each of the periods presented. Participants in one of the significant domestic plans have stopped earning benefits; this plan is referred to as our Frozen Plan in the following narrative.

A summary of our pension obligations and funded status as of December 31 is as follows:

	2020	2019	2018
Change in benefit obligation
Benefit obligation, beginning of period	$259.1	$219.8	$241.5
Service cost	5.1	4.0	3.9
Interest cost	7.2	8.5	8.0
Plan participants’ contributions	.5	.5	.5
Actuarial loss (gain)[1]	27.7	36.7	(20.3)
Benefits paid	(14.2)	(13.8)	(13.4)
Plan amendments	(.4)	1.9	1.9
Foreign currency exchange rate changes	1.5	1.5	(2.3)
Benefit obligation, end of period	286.5	259.1	219.8
Change in plan assets
Fair value of plan assets, beginning of period	201.5	181.8	185.7
Actual return (loss) on plan assets	24.1	30.0	(10.6)
Employer contributions	2.2	1.5	21.8
Plan participants’ contributions	.5	.5	.5
Benefits paid	(14.2)	(13.8)	(13.4)
Foreign currency exchange rate changes	1.2	1.5	(2.2)
Fair value of plan assets, end of period	215.3	201.5	181.8
Net funded status	$(71.2)	$(57.6)	$(38.0)
Funded status recognized in the Consolidated Balance Sheets
Other assets—sundry	$.9	$1.4	$1.6
Other current liabilities	(.4)	(.4)	(.4)
Other long-term liabilities	(71.7)	(58.6)	(39.2)
Net funded status	$(71.2)	$(57.6)	$(38.0)

[1] Year-over-year fluctuations in "Actuarial loss (gain)" are primarily driven by changes in the weighted average discount rate assumptions.

Our accumulated benefit obligation was not materially different from our projected benefit obligation for the periods presented.

Included in the above plans is a subsidiary’s unfunded supplemental executive retirement plan. This is a non-qualified plan, and these benefits are secured by insurance policies that are not included in the plan’s assets. Cash surrender values associated with these policies were approximately $2.6 at December 31, 2020, 2019, and 2018.
Comprehensive Income

Amounts and activity included in accumulated other comprehensive income associated with pensions are reflected below:

	December 31, 2019	2020 Amortization	2020 Net Actuarial Loss	2020 Foreign Currency Exchange Rates Change	2020 Income Tax Change	December 31, 2020
Net loss (gain) (before tax)	$70.2	$(4.0)	$15.5	$.3	$—	$82.0
Deferred income taxes	(19.0)	—	—	—	(2.8)	(21.8)
Accumulated other comprehensive (income) loss (net of tax)	$51.2	$(4.0)	$15.5	$.3	$(2.8)	$60.2

Net Pension (Expense) Income

Components of net pension (expense) income for the years ended December 31 were as follows:

	2020	2019	2018
Service cost	$(5.1)	$(4.0)	$(3.9)
Interest cost	(7.2)	(8.5)	(8.0)
Expected return on plan assets	11.9	11.3	11.9
Recognized net actuarial loss	(4.0)	(2.9)	(2.6)
Prior service cost	.4	(1.7)	—
Net pension expense	$(4.0)	$(5.8)	$(2.6)
Weighted average assumptions for pension costs:
Discount rate used in net pension costs	2.8%	3.9%	3.4%
Rate of compensation increase used in pension costs	3.4%	3.0%	3.0%
Expected return on plan assets	6.1%	6.4%	6.4%
Weighted average assumptions for benefit obligation:
Discount rate used in benefit obligation	2.1%	2.8%	3.9%
Rate of compensation increase used in benefit obligation	3.5%	3.4%	3.0%

Assumptions used for U.S. and international plans were not significantly different.

The components of net pension expense other than the service cost component are included in the line item "Other (income) expense, net" in the Consolidated Statements of Operations.

We use the average of a Pension Liability Index rate and a 10+ year AAA-AA US Corporate Index rate to determine the discount rate used for our significant pension plans (rounded to the nearest 25 basis points). The Pension Liability Index rate is a calculated rate using yearly spot rates matched against expected future benefit payments. The 10+ year AAA-AA US Corporate Index rate is based on the weighted average yield of a portfolio of high-grade Corporate Bonds with an average duration approximating the plans’ projected benefit payments. The discount rates used for our other, primarily foreign, plans are based on rates appropriate for the respective country and the plan obligations.

The overall, expected long-term rate of return is based on each plan’s historical experience and our expectations of future returns based upon each plan’s investment holdings, as discussed below.
Pension Plan Assets

The fair value of our major categories of pension plan assets is disclosed below using a three-level valuation hierarchy that separates fair value valuation techniques into the following categories:

•Level 1: Quoted prices for identical assets or liabilities in active markets.
•Level 2: Other significant inputs observable either directly or indirectly (including quoted prices for similar securities, interest rates, yield curves, credit risk, etc.).
•Level 3: Unobservable inputs that are not corroborated by market data.

Presented below are our major categories of investments for the periods presented:

	Year Ended December 31, 2020					Year Ended December 31, 2019
	Level 1	Level 2	Level 3	Assets Measured at NAV[1]	Total	Level 1	Level 2	Level 3	Assets Measured at NAV[1]	Total
Mutual and pooled funds
Fixed income	$35.3	$16.5	$—	$—	$51.8	$40.7	$—	$—	$—	$40.7
Equities	114.0	10.4	—	—	124.4	121.7	—	—	—	121.7
Stable value funds	—	30.9	—	—	30.9	—	30.2	—	—	30.2
Money market funds, cash and other	—	—	—	8.2	8.2	—	—	—	8.9	8.9
Total investments at fair value	$149.3	$57.8	$—	$8.2	$215.3	$162.4	$30.2	$—	$8.9	$201.5

[1]Certain investments that are measured at fair value using the net asset value (NAV) per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Plan assets are invested in diversified portfolios of equity, debt and government securities, as well as a stable value fund. The aggregate allocation of these investments is as follows:

	2020	2019
Asset Category
Equity securities	58%	60%
Debt securities	24	20
Stable value funds	14	15
Other, including cash	4	5
Total	100%	100%

Our investment policy and strategies are established with a long-term view in mind. We strive for a sufficiently diversified asset mix to minimize the risk of a material loss to the portfolio value due to the devaluation of any single investment. In determining the appropriate asset mix, our financial strength and ability to fund potential shortfalls that might result from poor investment performance are considered. The assets in our Frozen Plan employ a liability-driven investment strategy and have a target allocation of 60% fixed income and 40% equities. The remaining two significant plans have a target allocation of 75% equities and 25% fixed income, as historical equity returns have tended to exceed bond returns over the long term.

Assets of our domestic plans represent the majority of plan assets and are allocated to seven different investments.
Six are mutual funds, all of which are passively managed low-cost index funds, and include:

•U.S. Total Stock Market Index: Large-, mid-, and small-cap equity diversified across growth and value styles.
•U.S. Large-Cap Index: Large-cap equity diversified across growth and value styles.
•U.S. Small-Cap Index: Small-cap equity utilizing value style.
•World ex US Index: International equity; broad exposure across developed and emerging non-U.S. equity markets.
•Long-term Bond Index: Diversified exposure to the long-term, investment-grade U.S. bond market.
•Extended Duration Treasury Index: Diversified exposure to U.S. treasuries with maturities of 20-30 years.

The stable value fund consists of a fixed income portfolio offering consistent return and protection against interest rate volatility.

Future Contributions and Benefit Payments

We expect to contribute approximately $4.0 to our defined benefit pension plans in 2021.

Estimated benefit payments expected over the next 10 years are as follows:

2021	$13.0
2022	13.5
2023	14.1
2024	14.8
2025	15.0
2026-2030	73.5

Defined Contribution Plans

Total expense for defined contribution plans was as follows:

	2020	2019	2018
401(k) Plan	$6.8	$6.9	$2.2
Other defined contribution plans	4.9	5.3	4.1
	$11.7	$12.2	$6.3

Expense for our 401(k) Plan increased in 2019, primarily due to the December 31, 2018 merger of the SBP and 401(k) Plan, as discussed in Note L, and the implementation of automatic enrollment features (effective January 1, 2019).

Multi-employer Pension Plans
We have limited participation in two union-sponsored, defined benefit, multi-employer pension plans. These plans are not administered by us, and contributions are determined in accordance with provisions of negotiated labor contracts. Aggregate contributions to these plans were immaterial for each of the years presented. In addition to regular contributions, we could be obligated to pay additional contributions (known as complete or partial withdrawal liabilities) if a plan has unfunded vested benefits. Factors that could impact the funded status of these plans include investment performance, changes in the participant demographics, financial stability of contributing employers, and changes in actuarial assumptions. Withdrawal liability triggers could include a plan's termination, a withdrawal of substantially all employers, or our voluntary withdrawal from the plan (such as decision to close a facility or the dissolution of a collective bargaining unit). We have a very small share of the liability among the participants of these plans. Based upon the information available from plan administrators, both of the multi-employer plans in which we participate are underfunded, and we estimate our aggregate share of potential withdrawal liability for both plans to be $19.3. We have not recorded any material withdrawal liabilities for the years presented.